Summary of Significant Accounting Policies (Details) - Schedule of the disaggregation of the group’s revenue	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Freight forwarding services, amount	¥ 577,567,025	$ 82,928,959	¥ 488,036,905	¥ 243,607,373
Freight forwarding services, percentage	88.60%	88.60%	89.46%	83.91%
Supply chain management, amount	¥ 69,022,899	$ 9,910,533	¥ 53,531,895	¥ 43,966,498
Supply chain management, percentage	10.60%	10.60%	9.81%	15.14%
Other services, amount	¥ 5,401,669	$ 775,589	¥ 4,024,697	¥ 2,759,062
Other services, percentage	0.80%	0.80%	0.73%	0.95%
Revenue, total	¥ 651,991,593	$ 93,615,081	¥ 545,593,497	¥ 290,332,933
Revenue, percentage	100.00%	100.00%	100.00%	100.00%
Integrated cross-border logistics [Member]
Disaggregation of Revenue [Line Items]
Freight forwarding services, amount	¥ 444,335,722	$ 63,799,174	¥ 390,229,299	¥ 210,794,731
Freight forwarding services, percentage	68.20%	68.20%	71.53%	72.61%
Fragmented logistics [Member]
Disaggregation of Revenue [Line Items]
Freight forwarding services, amount	¥ 133,231,303	$ 19,129,785	¥ 97,807,606	¥ 32,812,642
Freight forwarding services, percentage	20.40%	20.40%	17.93%	11.30%
International trading in relation to supply chain management [Member]
Disaggregation of Revenue [Line Items]
Supply chain management, amount	¥ 68,878,594	$ 9,889,813	¥ 52,974,861	¥ 41,985,512
Supply chain management, percentage	10.60%	10.60%	9.71%	14.46%
Agent services [Member]
Disaggregation of Revenue [Line Items]
Supply chain management, amount	¥ 144,305	$ 20,720	¥ 557,034	¥ 1,980,986
Supply chain management, percentage	0.00%	0.00%	0.10%	0.68%
Customs brokerage [Member]
Disaggregation of Revenue [Line Items]
Other services, amount	¥ 4,098,297	$ 588,447	¥ 2,750,027	¥ 2,566,570
Other services, percentage	0.60%	0.60%	0.50%	0.88%
Software development [Member]
Disaggregation of Revenue [Line Items]
Other services, amount	¥ 1,303,372	$ 187,142	¥ 1,274,670	¥ 192,492
Other services, percentage	0.20%	0.20%	0.23%	0.07%